Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue
License revenue	$ 139,782	$ 2,630,484
Other income
Research material sales	1,155,065	1,008,678	$ 800,460
Grant income	4,342,364	3,214,441	3,316,273
Net gain on foreign exchange	493,736	322,518	433
Net gain on fair value movement of warrants	961,176
Interest income	397,281	177,186	104,368
Total revenue and other income	7,489,404	7,353,307	4,221,534
Expenses
Research & development and intellectual property	(16,591,201)	(9,989,830)	(7,525,744)
Corporate administrative expenses	(6,366,161)	(7,242,061)	(4,346,952)
Depreciation and amortization expenses	(1,879,151)	(1,808,929)	(1,701,615)
Net loss on fair value movement of warrants		(189,983)
Changes in fair value of convertible note liability	(996,875)	(866,848)	(751,816)
Loss before income tax expense	(18,343,984)	(12,744,344)	(10,104,593)
Income tax(expense)/ benefit		(1,676)	737,387
Loss after income tax expense for the year	(18,343,984)	(12,746,020)	(9,367,206)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	558,415	1,329,119	(271,696)
Other comprehensive income/(loss) for the year net of tax	558,415	1,329,119	(271,696)
Comprehensive income	(17,785,569)	(11,416,901)	(9,638,902)
Loss for the year is attributable to:
Owners of Immutep Ltd	(18,343,984)	(12,746,020)	(9,367,206)
Loss after income tax expense for the year	(18,343,984)	(12,746,020)	(9,367,206)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Ltd	(17,785,569)	(11,416,901)	(9,638,902)
Comprehensive income	$ (17,785,569)	$ (11,416,901)	$ (9,638,902)
Basic loss per share	$ (0.57)	$ (0.49)	$ (0.40)
Diluted loss per share	$ (0.57)	$ (0.49)	$ (0.40)